Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000005028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000005028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000005028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000005028 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005028 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005028 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005028 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000005028 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000005028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000005028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005028 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005028 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005029 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[2]
C000005029 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000005029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000005029 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005029 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005029 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000005029 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000005029 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000005029 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000005029 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000005029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000005029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000005029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005029 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005029 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.